Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046

713 626 1919 www.invesco.com/us
February 28, 2013
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Growth Series (Invesco Growth Series) CIK 0000202032
Ladies and Gentlemen:
On behalf of AIM Growth Series (Invesco Growth Series) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 101 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment is being filed in order to reflect the addition of Invesco Balanced-Risk Aggressive Allocation Fund as an underlying fund to the Invesco Balanced-Risk Retirement Funds.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-7888.
Very truly yours,
/s/ Peter A. Davidson
Peter A. Davidson
Assistant General Counsel